Intangible assets (Details Textual) SFr in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Amortization of Intangible Assets			$ 3,374	$ 2,783	$ 1,974
Licensing Agreements [Member]
Finite-lived Intangible Assets Acquired	$ 5,200	SFr 5,000		$ 13,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				10 years
Finite-Lived Intangible Asset, Useful Life	15 years	15 years